Payroll Protection Program Loan	12 Months Ended
Jun. 30, 2021
Payroll Protection Program Loan
Payroll Protection Program Loan

8. Payroll Protection Program Loan

The Company received $563,800 and $433,800 in Payroll Protection Program loans in April 2020 and March 2021, respectively, pursuant to the Paycheck Protection Program loan (“PPP”) administered by the U.S. Small Business Administration through its bank. The first loan was forgiven in June 2021, and reflected as other income in the accompanying statements of comprehensive loss , except for $32,700 which was repaid by the Company. The remaining loan bears interest at 1% per annum and matures in March 2026 and contains no collateral or guarantee requirements. The Company expects to apply and receive forgiveness for the second loan.